EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss)	$ 501	$ (112)	$ 7
Dividends on Class A junior preferred shares	(68)
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic	433	(112)
Non-controlling interests	$ 2	$ 0	$ 0
Weighted average shares - Class C shares (in shares)	30,919,577	19,903,823	85,000
Basic net income (loss) per class C share (in USD per share)	$ 13.75	$ (4.92)	$ 83.88
Brookfield Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic	$ 0	$ (17)
Class A junior preferred shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends on Class A junior preferred shares	(68)	0
Class A exchangeable shares and Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic	6	3
Class C shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic	$ 425	$ (98)